Investment Strategy - Grizzle Growth ETF	Nov. 24, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that invests primarily in equity securities of companies, with a focus on growth, innovation and disruption. The Fund seeks to identify future leaders in the following overarching key growth themes including, but not limited to: Digitization and Cloud Computing, Future Media and Entertainment, Health and Wellness, and Sustainability and Energy Transition. Within these preceding four themes the Fund seeks to invest in the following subsectors including, but not limited to:

Sector/Industry	Theme	Description
Automobile Manufacturers	Electronic Vehicles	Companies in the business of creating electrified vehicles (including hybrid vehicles) and vehicles that run using other renewable sources of energy
Cannabis	Cannabis	Companies that cultivate, distribute and sell cannabis products; Companies that research medical uses for cannabis and create medical formulations of cannabis
Communication Services	Media and Streaming Services	Companies in the business of creating unique media content and/or devices to stream content into homes
Energy	Energy and Energy Transition	Companies engaged in drilling, producing, storing and transporting oil and/or natural gas
Financial Services	Future of Finance	Companies creating novel lending and payment solutions and facilitating such transactions; Companies that are diversifying their offerings and helping investors access new, potentially high-growth investment areas, including cryptocurrency exchanges
Healthcare	Biotechnology and Novel Drug Research and Treatment (including medical psychedelics)	Companies engaged in the genetic manipulation of microorganisms, the manufacturing of medicinal drugs and research and application of novel pharmaceutical formulations (including legally derived psychedelic medicines that bind to specific serotonin receptors and cause changes in perception and cognition in the pursuit of treating mental diseases such as PTSD and clinically resistant depression)
Industrials	Renewable Energy (Wind and Solar)	Companies engaged in building solar power systems and other renewable energy systems (e.g., wind, solar and energy storage)
Information Technology	Software as a Service*, Microprocessors, Robotics, and Autonomous Technologies	Companies that create software programs and computer hardware for corporations and individual consumers and companies that provide equipment, an interconnected system or subsystem of equipment or software that is used in the acquisition, storage, manipulation, management, movement, control, display, switching, interchange, transmission or reception of data or information
Materials	Green Technology	Companies engaged in using new technology to create renewable materials
	Electric Metals** and Infrastructure	Companies engaged in mining the raw materials that will support the growth in infrastructure and renewable energy ecosystems (e.g., solar panels, battery storage, wind turbines and hydrogen fuel cells)
Media and Entertainment	Esports/Gaming	Companies engaged in video game publishing, creating interactive worlds and e-sports

* Software as a service is a method of software delivery and licensing in which software is accessed online via a subscription, rather than bought and installed on individual computers.

** Electric Metals are metals used in the manufacture of electric vehicles, renewable energy technologies, and other electronics.

Grizzle Investment Management LLC (“Grizzle”), an investment sub-adviser to the Fund, uses proprietary internal fundamental research and analysis to identify companies well-positioned for growth within the targeted sectors. The Fund’s other sub-adviser, Cambria Investment Management, L.P., also provides Grizzle with fundamental research. Grizzle uses its research and fundamental analysis findings to determine the Fund’s industry allocations within each sector and to select individual securities within each industry. Grizzle uses a quantitative screening overlay to identify prospective companies in addition to deep fundamental analysis. Grizzle’s quantitative screening process is described further under “Additional Information about the Fund’s Principal Investment Strategies” below.

The Fund’s portfolio is expected to consist of 30 to 60 equity securities, and may be comprised of common stock and depositary receipts of U.S. and foreign issuers of any market capitalization. The Fund’s exposure to foreign issuers may include issuers in both developed and emerging market countries. Emerging market countries are those countries with low- to middle-income economies as classified by the World Bank or included in any of the Morgan Stanley Capital International (“MSCI”) emerging markets indices. In addition, Grizzle may opportunistically invest in options to both enhance the Fund’s return and seek to provide downside risk protection for specific positions in the Fund’s portfolio. Grizzle uses proprietary valuation models and analysis of historical portfolio profit and loss information to identify favorable risk-managed option trading opportunities, including use of covered calls (selling calls on stock positions in the portfolio) and selling an option and buying another to bet on the direction of a stock while capping both the downside risk (i.e., risk of loss) and upside performance (i.e., limiting participation in any gain).

The Fund’s investments in any one sector may exceed 25% of its assets. As of the end of the most recent fiscal year, over 25% of the Fund’s assets were invested in securities within the information technology sector.

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Strategy Portfolio Concentration [Text]	As of the end of the most recent fiscal year, over 25% of the Fund’s assets were invested in securities within the information technology sector.